Fees Summary	Jun. 15, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	54,656.16
Total Transaction Valuation	395,772,309.07
Total Offset Amount	0.00
Net Fee	$ 54,656.16
Offering Table N/A
Offset Table N/A	N/A